Restricted Share Units - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 26, 2020	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Restricted Stock Units [Line Items]
Restricted stock units scheme term	10 years
Expected life of options (year)		10 years	10 years	10 years
Fair value per share of options granted (in dollars per share) | $ / shares		$ 12.010	$ 9.497	$ 9.817
Equity-settled share-based compensation expense		$ 34,338	$ 20,158	$ 4,760
RSU
Restricted Stock Units [Line Items]
Expected life of options (year)		7 years 10 months 9 days	8 years 1 month 28 days
Fair value of share options granted		$ 45,300	$ 32,000	$ 17,500
Fair value per share of options granted (in dollars per share) | $ / shares		$ 20.570	$ 15.012	$ 15.364
Equity-settled share-based compensation expense		$ 23,600	$ 17,800	$ 2,900
Number of RSU, outstanding (in shares) | shares		3,386,000	2,601,000	1,113,000
Restricted Share Plan
Restricted Stock Units [Line Items]
Number of RSU, outstanding (in shares) | shares		3,386,305
Percentage of number of number shares issued		1.00%